Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (519,032)	$ (867,881)
Cash flow from operating activities	(108,925)	$ (211,621)
Working capital	$ (735,348)